RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Explanation) $ in Millions, $ in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 COP ($)	Jun. 30, 2018 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Reclassification adjustments for amounts recognized in net (loss) income	$ 3	$ (9)	$ 14	$ (8)
Notional amount					$ 1,762	$ 634